12. LIB ANODE PLANT PROJECT EXPENSES (Details) - CAD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Entity Listings [Line Items]
Wages and benefits	$ 805	$ 1,589	$ 265	$ 989
Engineering	632	1,802	1,098	2,220
Professional fees	95	127	118	332
Materials, consumables, and supplies	416	479	284	642
Subcontracting	248	641	209	774
Depreciation and amortization			558	600
Other	32	76	39	167
Grants	(36)	(36)
LiB Anode Plant project expenses	2,499	5,007	2,033	5,130
Li B Anode [Member]
Entity Listings [Line Items]
Wages and benefits	185	312	105	298
Engineering	492	558	574	1,319
Professional fees	332	422	110	196
Materials, consumables, and supplies	125	301	1	7
Subcontracting	49	89	71	234
Depreciation and amortization	44	85
Other	13	16	47	59
Grants	(332)	(592)	(216)	(869)
LiB Anode Plant project expenses	$ 908	$ 1,191	$ 692	$ 1,244